Note 48 - Impairment or reversal of impairment on non-financial assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairment or reversal of impairment on non-financial assets
Tangible assets, impairment or reversal of impairment	€ (42)	€ (143)	€ (60)
Intangible assets, impairment or reversal of impairment	(16)	(3)	(4)
Other non-financial assets, impairment or reversal of impairment	(306)	(375)	(209)
Total impairment (reversal of impairment) of non-financial assets	€ 363	€ 521	€ 273